Insurance Contract Receivables and Payables	12 Months Ended
Dec. 31, 2022
Insurance Contract Receivables and Payables
Insurance Contract Receivables and Payables
10.	Insurance Contract Receivables and Payables

Insurance contract receivables were comprised as follows:

	December 31,	December 31,
	2022	2021
Insurance premiums receivable	4,972.7	4,247.1
Reinsurance premiums receivable	2,114.6	1,863.9
Funds withheld receivable	550.6	574.0
Other	269.6	198.2
	7,907.5	6,883.2

Current	7,330.0	6,170.0
Non-current	577.5	713.2
	7,907.5	6,883.2

Changes in insurance premiums receivable and reinsurance premiums receivable for the years ended December 31 were as follows:

	Insurance		Reinsurance
	premiums receivable		premiums receivable
	2022	2021	2022	2021
Balance – January 1	4,247.1	3,665.6	1,863.9	1,385.3
Gross premiums written	20,516.3	18,118.6	7,396.3	5,791.6
Premiums collected	(17,571.5)	(15,703.6)	(5,366.6)	(3,963.7)
Amounts due to brokers and agents	(2,089.4)	(1,770.1)	(1,806.1)	(1,332.3)
Foreign exchange effect and other	(129.8)	(63.4)	27.1	(17.0)
Balance – December 31	4,972.7	4,247.1	2,114.6	1,863.9

Insurance contract payables were comprised as follows:

	December 31,	December 31,
	2022	2021
Payable to reinsurers	2,289.1	2,333.7
Payables associated with unit-linked life insurance products (note 3 and note 23)	662.5	621.7
Ceded deferred premium acquisition costs	564.6	510.3
Funds withheld payable to reinsurers	193.5	274.0
Amounts payable to agents and brokers	112.5	142.4
Accrued premium taxes	105.7	124.1
Accrued commissions	157.8	100.8
Other insurance contract payables	976.2	386.5
	5,061.9	4,493.5

Current	4,101.0	3,503.4
Non-current	960.9	990.1
	5,061.9	4,493.5